Notes Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
Information related to notes receivable

The following table summarizes the Company’s accounts receivable (in thousands):

	June 30,	December 31,
	2022	2021
Accounts receivable	$8,192	$4,945
Less: allowance for doubtful accounts	(1,535)	(1,607)
Accounts receivable, net	$6,657	$3,338

The following table provides certain information related to notes receivable consists of the following (in thousands):

	As of December 31, 2021
			Unrealized	Unrealized		Estimated
	Cost	Interest	Gains	Losses	Impairment	Fair Value
VIA Note (a)	$42,500	$578	$—	$—	$—	$43,078
Inobat Note (b)	11,819	10	—	—	—	11,829
Total notes receivable	$54,319	$588	$—	$—	$—	$54,907

(a)	VIA Convertible Promissory Note

On August 30, 2021, the Company invested $42.5 million in VIA, in the form of a convertible promissory note. VIA is a leading electric commercial vehicle company with proven advanced electric drive technology, delivering sustainable mobility solutions for a more livable world. VIA designs, manufactures and markets electric commercial vehicles, with superior life-cycle economics, for use across a broad cross-section of the global fleet customer base.

The principal amount of the convertible promissory note is $42.5 million, is unsecured, bears interest at an annual rate of 4.0%, and the scheduled maturity date is the earlier of the closing date of the acquisition or one year after the agreement is terminated according to its terms.

The convertible promissory note contains certain customary events of default and other rights and obligations of the parties. The company expects to convert this promissory note in conjunction with the closing of the acquisition of VIA. Management assessed the probability of closing the acquisition in determining the recoverability of the promissory note.

The fair value of the VIA convertible promissory note was valued using a scenario-based approach utilizing Level 3 inputs. The significant unobservable inputs include the probability of the consummation of the acquisition and the implied yield rate.

Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement. The following table summarizes the significant inputs and assumptions used in the model:

December 31, 2021
Probability	90%
Yield rate	4.0%

(b)	Inobat Convertible Promissory Note

On December 24, 2021, the Company invested €10.0 million ($11.4 million) in Inobat via a convertible promissory note, that is due December 24, 2022. Inobat specializes in the research, development, manufacture, and provision of innovative electric batteries custom-designed to meet the specific requirements of global mainstream and specialist OEMs within the automotive, commercial vehicle, motorsport, and aerospace sectors. Inobat is a European based battery manufacturer, that has a battery research and development facility and pilot line under development in Slovakia.

The principal amount of the convertible promissory note is €10.0 million ($11.4 million) is unsecured, bears interest at an annual rate of 8.0%, and the scheduled maturity date is December 28, 2022.

The convertible promissory note contains certain customary events of default and other rights and obligations of the parties.

The fair value of the Inobat convertible promissory note was valued using a scenario-based approach utilizing Level 3 inputs. The significant unobservable inputs include the probability of a qualified financing and the implied yield rate. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement. The following table summarizes the significant inputs and assumptions used in the model:

December 31, 2021
Probability	50%
Yield rate	17.5%

The following table summarizes the Company’s accounts receivable (in thousands):

	December 31,	December 31,
	2021	2020
Accounts receivable, gross	$4,945	$8,619
Less: allowance for doubtful accounts	(1,607)	(1,219)
Accounts receivable, net	$3,338	$7,400